Significant partly-owned subsidiary - Summarized Statements of Financial Position (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 5,520	$ 5,793
Non-current assets	54,626	51,307
Total assets	60,146	57,100
Current liabilities	9,777	10,429
Non-current liabilities	28,961	25,982
Total liabilities	38,738	36,411
Total equity attributable to BCE shareholders	21,074	20,363
NCI	334	326	$ 325
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Current assets	314	337
Non-current assets	994	993
Total assets	1,308	1,330
Current liabilities	151	142
Non-current liabilities	192	201
Total liabilities	343	343
Total equity attributable to BCE shareholders	671	685
NCI	$ 294	$ 302
Proportion of ownership interests held by non-controlling interests	29.90%	29.90%
Net assets	$ 8	$ 10